CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Net income including noncontrolling interest	$ 190.1	$ 210.9	$ 175.1
Other comprehensive income (loss), net of tax
Pension liability adjustment	(27.9)	(15.7)	(21.8)
Unrealized net gain on derivative instruments		0.4	1.6
Translation adjustments	28.8	(36.7)	(9.6)
Total other comprehensive income (loss), net of tax	0.9	(52.0)	(29.8)
Comprehensive income including noncontrolling interest	191.0	158.9	145.3
Less: Comprehensive income attributable to noncontrolling interest	(1.6)	(3.2)	(3.4)
Comprehensive income attributable to Cytec Industries Inc.	$ 189.4	$ 155.7	$ 141.9